Income tax (credit)/expense	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Income tax (expense)/credit	Income tax (credit)/expense
See accounting policy in note 38(F).
(a)Taxation in the consolidated statements of profit or loss represents:

	2023	2022	2021
		(Restated)	(Restated)
Continuing operations
Current tax - Hong Kong Profits Tax
Changes in estimates related to prior years	$(23,323)	$—	$—
Current tax - Overseas
Current year	69,760	34,817	38,475
Deferred tax
Origination and reversal of temporary differences	(315,796)	(279,633)	2,530,047
Tax (credit)/expense	$(269,359)	$(244,816)	$2,568,522
Notes:
(i)The provision for Hong Kong Profits Tax is calculated by applying the estimated annual effective tax rate of 16.5% for years ended December 31, 2023 and 2022, except for one subsidiary of the Group which is a qualifying corporation under the two-tiered Profits Tax rate regime. No provision has been made for Hong Kong Profits Tax for the year ended December 31, 2021 as the subsidiary in Hong Kong had unutilized tax loss to set-off against taxable income.
(ii)Taxation for other overseas subsidiaries and branch is charged at the appropriate current rates of taxation ruling in the relevant countries.
(b)Reconciliation of effective tax rate:

	2023	2022	2021
		(Restated)	(Restated)
Continuing operations
Loss before taxation	$(56,669,031)	$(225,820,154)	$(216,553,522)
Notional tax on loss before taxation, calculated at the applicable rate	$(8,935,753)	$(24,306,622)	$(13,864,746)
Tax effect of non-deductible expenses	3,917,601	24,387,021	17,502,323
Tax effect of non-taxable income	(1,136,909)	(163,797)	(846,573)
Tax effect on utilization of previously unrecognized tax losses	(70,806)	—	(579,657)
Tax effect of tax losses not recognized	6,186,067	101,854	—
Tax effect of previously unrecognized temporary differences recognized in current year	(272,720)	(263,272)	360,922
Others	43,161	—	(3,747)
	$(269,359)	$(244,816)	$2,568,522
(c)Movement in deferred tax balances:
The components of deferred tax (assets)/liabilities recognized in the consolidated statement of financial position and the movements during the years ended December 31, 2021, 2022 and 2023 are as follows:

	Depreciation allowances in excess of the related depreciation	Tax losses recognized	Intangible assets arising from business combination	Total
Deferred tax arising from:
At January 1, 2021	$364,745	$(3,347,753)	$1,031,854	$(1,951,154)
Charged to profit or loss	906,775	1,528,881	94,391	2,530,047
Exchange differences	(3,839)	9,710	(4,968)	903
At December 31, 2021 and January 1, 2022	1,267,681	(1,809,162)	1,121,277	579,796
(Credited)/charged to profit or loss	(957,459)	1,799,103	(1,121,277)	(279,633)
Additions from acquisition (note 34(C))	63,666	(235,879)	2,850,000	2,677,787
Exchange differences	(38,448)	2,489	—	(35,959)
At December 31, 2022 and January 1, 2023	335,440	(243,449)	2,850,000	2,941,991
Credited to profit or loss	(41,796)	—	(274,000)	(315,796)
Exchange differences	10,012	(49,064)	—	(39,052)
At December 31, 2023	$303,656	$(292,513)	$2,576,000	$2,587,143

	2023	2022
Represented by:
Deferred tax assets	$(27,680)	$(243,449)
Deferred tax liabilities	2,614,823	3,185,440
	$2,587,143	$2,941,991
(d)Unrecognized deferred tax assets
The Group has not recognized deferred tax assets in respect of cumulative tax losses of $97,793,602 (2022: $62,586,553) as it is not probable that future taxable profits against which the losses can be utilized will be available in the relevant tax jurisdictions and entities.
The expiry dates of the cumulative tax losses are as follows:

	2023	2022
Within 1 year	$32,048,645	$893,511
Over 1 year but within 5 years	14,113,958	14,362,136
Over 5 years but within 10 years	28,452,567	25,085,050
Do not expire under the relevant tax legislation	23,178,432	22,245,856
	$97,793,602	$62,586,553